Additional paid-in capital (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options 1 [Member]
Offsetting Assets [Line Items]
Expiry date	January 31, 2023
Options			20,500,000
Exercise Price			$ 0.015
Intrinsic Value			$ 0.050
Options 2 [Member]
Offsetting Assets [Line Items]
Expiry date	June 13, 2023
Options			5,000,000
Exercise Price			$ 0.015
Intrinsic Value			$ 0.050
Options 3 [Member]
Offsetting Assets [Line Items]
Expiry date	March 14, 2024
Options		6,650,000	6,650,000
Exercise Price		$ 0.035	$ 0.035
Intrinsic Value			$ 0.030
Options 4 [Member]
Offsetting Assets [Line Items]
Expiry date	April 12, 2024
Options		2,250,000	3,350,000
Exercise Price		$ 0.015	$ 0.015
Intrinsic Value		$ 0.005	$ 0.050
Options 5 [Member]
Offsetting Assets [Line Items]
Expiry date	April 12, 2024
Options		200,000	200,000
Exercise Price		$ 0.030	$ 0.030
Intrinsic Value			$ 0.035
Options 6 [Member]
Offsetting Assets [Line Items]
Expiry date	May 6, 2024
Options		13,000,000	13,000,000
Exercise Price		$ 0.035	$ 0.035
Intrinsic Value			$ 0.030
Options 7 [Member]
Offsetting Assets [Line Items]
Expiry date	May 17, 2024
Options		2,200,000	57,000,000
Exercise Price		$ 0.035	$ 0.050
Intrinsic Value			$ 0.015
Options 8 [Member]
Offsetting Assets [Line Items]
Expiry date	May 17, 2024
Options		23,500,000	19,400,000
Exercise Price		$ 0.050	$ 0.035
Intrinsic Value			$ 0.030
Options 9 [Member]
Offsetting Assets [Line Items]
Expiry date	October 3, 2024
Options		1,000,000	3,500,000
Exercise Price		$ 0.035	$ 0.035
Intrinsic Value			$ 0.030
Options 10 [Member]
Offsetting Assets [Line Items]
Expiry date	October 24, 2024
Options		2,000,000	2,000,000
Exercise Price		$ 0.035	$ 0.035
Intrinsic Value			$ 0.030
Options 11 [Member]
Offsetting Assets [Line Items]
Expiry date	April 1, 2025
Options	10,000,000	10,000,000	10,000,000
Exercise Price	$ 0.030	$ 0.035	$ 0.035
Intrinsic Value			$ 0.030
Options 12 [Member]
Offsetting Assets [Line Items]
Expiry date	May 31, 2025
Options	2,500,000
Exercise Price	$ 0.030
Intrinsic Value
Options 13 [Member]
Offsetting Assets [Line Items]
Expiry date	May 31, 2025
Options	10,000,000	10,000,000	10,000,000
Exercise Price	$ 0.035	$ 0.035	$ 0.035
Intrinsic Value			$ 0.030
Options 14 [Member]
Offsetting Assets [Line Items]
Expiry date	May 31, 2025
Options	26,800,000	37,300,000	57,300,000
Exercise Price	$ 0.050	$ 0.050	$ 0.050
Intrinsic Value			$ 0.015
Options 15 [Member]
Offsetting Assets [Line Items]
Expiry date	December 31, 2025
Options	17,000,000	22,400,000	5,300,000
Exercise Price	$ 0.015	$ 0.015	$ 0.015
Intrinsic Value		$ 0.005	$ 0.050
Options 16 [Member]
Offsetting Assets [Line Items]
Expiry date	December 31, 2025
Options	15,000,000	24,000,000	56,500,000
Exercise Price	$ 0.050	$ 0.050	$ 0.050
Intrinsic Value			$ 0.015
Options 17 [Member]
Offsetting Assets [Line Items]
Expiry date	June 30, 2026
Options	11,000,000	16,000,000	26,000,000
Exercise Price	$ 0.050	$ 0.050	$ 0.050
Intrinsic Value			$ 0.015
Options 18 [Member]
Offsetting Assets [Line Items]
Expiry date	September 30, 2026
Options	16,000,000	16,000,000	16,000,000
Exercise Price	$ 0.050	$ 0.050	$ 0.050
Intrinsic Value			$ 0.015
Options 19 [Member]
Offsetting Assets [Line Items]
Expiry date	December 31, 2026
Options	10,000,000
Exercise Price	$ 0.012
Intrinsic Value
Options 20 [Member]
Offsetting Assets [Line Items]
Expiry date	December 31, 2026
Options			10,000,000
Exercise Price			$ 0.050
Intrinsic Value			$ 0.015
Options 21 [Member]
Offsetting Assets [Line Items]
Expiry date	June 30, 2028
Options	12,050,000	4,500,000
Exercise Price	$ 0.015	$ 0.015
Intrinsic Value		$ 0.005
Options 22 [Member]
Offsetting Assets [Line Items]
Expiry date	June 30, 2028
Options	20,200,000
Exercise Price	$ 0.030
Intrinsic Value
Options 23 [Member]
Offsetting Assets [Line Items]
Expiry date	June 30, 2028
Options	44,150,000	19,700,000
Exercise Price	$ 0.035	$ 0.035
Intrinsic Value
Options 24 [Member]
Offsetting Assets [Line Items]
Expiry date	June 30, 2028
Options	225,270,000	201,270,000
Exercise Price	$ 0.050	$ 0.050
Intrinsic Value
Options [Member]
Offsetting Assets [Line Items]
Options	419,970,000	411,970,000	321,700,000
Exercise Price	$ 0.044	$ 0.045	$ 0.043
Intrinsic Value			$ 0.022
Weighted Average Remaining Contractual Life	2 years 9 months 14 days	3 years 1 month 17 days	2 years 2 months 15 days